Segment Information (Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Revenues from contracts with customers		¥ 1,299,965	¥ 1,303,365	¥ 1,246,098
Other revenues	[1]	1,514,396	1,360,294	1,261,945
Segment revenues /Total revenues		2,814,361	2,663,659	2,508,043
Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		266,390	299,901	340,697
Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		107,524	92,668	94,700
Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		244,508	239,232	244,887
Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		88,325	82,428	76,772
Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		76,087	56,231	32,163
Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		158,075	209,649	156,327
Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		99,843	98,593	100,304
Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		152,022	120,379	92,999
Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		107,191	104,284	107,249
Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		999,289	1,009,374	975,669
The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		108,807	106,836	104,747
Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		191,869	187,155	165,682
Operating Segment
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,291,605	1,301,851	1,245,988
Other revenues	[1]	1,513,316	1,359,413	1,264,409
Segment revenues /Total revenues		2,804,921	2,661,264	2,510,397
Operating Segment | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		261,403	297,635	339,055
Operating Segment | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		107,524	92,668	94,701
Operating Segment | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		244,751	239,483	244,943
Operating Segment | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		88,322	82,425	76,755
Operating Segment | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		74,989	55,231	31,421
Operating Segment | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		159,557	211,617	158,255
Operating Segment | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		101,229	100,137	102,689
Operating Segment | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		152,108	120,614	93,265
Operating Segment | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		101,722	102,041	104,904
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		114,034	111,898	128,385
Other revenues	[1]	330,925	317,999	316,943
Segment revenues /Total revenues		444,959	429,897	445,328
Operating Segment | Corporate Financial Services and Maintenance Leasing | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,934	5,356	9,741
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		318	326	347
Operating Segment | Corporate Financial Services and Maintenance Leasing | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		65,942	63,414	62,897
Operating Segment | Corporate Financial Services and Maintenance Leasing | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,958	3,023	2,911
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		40,882	39,779	52,489
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		403,291	356,997	332,013
Other revenues	[1]	68,401	61,739	58,675
Segment revenues /Total revenues		471,692	418,736	390,688
Operating Segment | Real Estate | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,536	3,373	2,521
Operating Segment | Real Estate | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		107,477	92,657	94,617
Operating Segment | Real Estate | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		9,662	7,807	6,107
Operating Segment | Real Estate | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Real Estate | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		74,989	55,231	31,421
Operating Segment | Real Estate | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		41	40	0
Operating Segment | Real Estate | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		101,229	100,137	102,689
Operating Segment | Real Estate | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		104,875	96,509	93,265
Operating Segment | Real Estate | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,482	1,243	1,393
Operating Segment | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		329,772	336,295	349,077
Other revenues	[1]	49,396	40,027	36,496
Segment revenues /Total revenues		379,168	376,322	385,573
Operating Segment | PE Investment and Concession | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		249,085	280,361	320,104
Operating Segment | PE Investment and Concession | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | PE Investment and Concession | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	20
Operating Segment | PE Investment and Concession | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | PE Investment and Concession | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | PE Investment and Concession | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		83	84	76
Operating Segment | PE Investment and Concession | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | PE Investment and Concession | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		47,233	24,105	0
Operating Segment | PE Investment and Concession | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		33,371	31,745	28,877
Operating Segment | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		160,612	212,533	159,166
Other revenues	[1]	4,986	3,237	1,066
Segment revenues /Total revenues		165,598	215,770	160,232
Operating Segment | Environment and Energy | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,771	4,200	3,861
Operating Segment | Environment and Energy | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Environment and Energy | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(6)	214	93
Operating Segment | Environment and Energy | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		239	248	228
Operating Segment | Environment and Energy | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Environment and Energy | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		155,838	207,037	154,081
Operating Segment | Environment and Energy | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Environment and Energy | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Environment and Energy | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		770	834	903
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,036	2,626	2,062
Other revenues	[1]	561,833	496,861	484,642
Segment revenues /Total revenues		563,869	499,487	486,704
Operating Segment | Insurance | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,036	2,626	2,062
Operating Segment | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		7,321	7,059	6,427
Other revenues	[1]	81,253	77,715	76,292
Segment revenues /Total revenues		88,574	84,774	82,719
Operating Segment | Banking and Credit | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		615	482	326
Operating Segment | Banking and Credit | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		6,706	6,577	6,101
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		9,478	11,495	7,439
Other revenues	[1]	55,713	43,170	32,002
Segment revenues /Total revenues		65,191	54,665	39,441
Operating Segment | Aircraft and Ships | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		97	624	0
Operating Segment | Aircraft and Ships | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		53	66	38
Operating Segment | Aircraft and Ships | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		9,328	10,805	7,401
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		27,135	33,016	27,100
Other revenues	[1]	146,291	152,873	126,497
Segment revenues /Total revenues		173,426	185,889	153,597
Operating Segment | ORIX USA | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		555	2,023	2,251
Operating Segment | ORIX USA | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		47	11	84
Operating Segment | ORIX USA | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		20,157	22,900	18,880
Operating Segment | ORIX USA | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX USA | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX USA | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		637	1,433	1,187
Operating Segment | ORIX USA | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX USA | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX USA | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		5,739	6,649	4,698
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		214,031	207,829	219,207
Other revenues	[1]	13,120	(537)	1,665
Segment revenues /Total revenues		227,151	207,292	220,872
Operating Segment | ORIX Europe | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		213,908	207,679	219,132
Operating Segment | ORIX Europe | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		123	150	75
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		23,895	22,103	15,112
Other revenues	[1]	201,398	166,329	130,131
Segment revenues /Total revenues		225,293	188,432	145,243
Operating Segment | Asia and Australia | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		425	1,698	577
Operating Segment | Asia and Australia | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Asia and Australia | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		44	9	0
Operating Segment | Asia and Australia | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		22,141	18,763	13,630
Operating Segment | Asia and Australia | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Asia and Australia | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Asia and Australia | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Asia and Australia | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Asia and Australia | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,285	1,633	905
Operating Segment | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		990,144	1,006,637	975,450
Operating Segment | Japan | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		114,034	111,898	127,918
Operating Segment | Japan | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		403,291	356,997	332,013
Operating Segment | Japan | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		329,772	336,295	349,077
Operating Segment | Japan | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		129,791	188,196	154,311
Operating Segment | Japan | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,036	2,626	2,062
Operating Segment | Japan | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		7,321	7,059	6,427
Operating Segment | Japan | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,899	3,566	3,642
Operating Segment | Japan | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Japan | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Japan | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		108,807	106,836	104,747
Operating Segment | The Americas | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | The Americas | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | The Americas | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | The Americas | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | The Americas | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | The Americas | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | The Americas | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | The Americas | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		27,135	33,016	27,100
Operating Segment | The Americas | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		81,672	73,820	77,647
Operating Segment | The Americas | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		192,654	188,378	165,791
Operating Segment | Other Countries | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	467
Operating Segment | Other Countries | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Other Countries | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Other Countries | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		30,821	24,337	4,855
Operating Segment | Other Countries | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Other Countries | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Other Countries | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		5,579	7,929	3,797
Operating Segment | Other Countries | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Other Countries | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		132,359	134,009	141,560
Operating Segment | Other Countries | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		23,895	22,103	15,112
Corporate And Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		8,360	1,514	110
Other revenues	[1]	1,080	881	(2,464)
Segment revenues /Total revenues		9,440	2,395	(2,354)
Corporate And Intersegment Eliminations [Member] | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		4,987	2,266	1,642
Corporate And Intersegment Eliminations [Member] | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	(1)
Corporate And Intersegment Eliminations [Member] | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(243)	(251)	(56)
Corporate And Intersegment Eliminations [Member] | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3	3	17
Corporate And Intersegment Eliminations [Member] | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,098	1,000	742
Corporate And Intersegment Eliminations [Member] | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(1,482)	(1,968)	(1,928)
Corporate And Intersegment Eliminations [Member] | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(1,386)	(1,544)	(2,385)
Corporate And Intersegment Eliminations [Member] | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(86)	(235)	(266)
Corporate And Intersegment Eliminations [Member] | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		5,469	2,243	2,345
Corporate And Intersegment Eliminations [Member] | Japan
Segment Reporting Information [Line Items]
Revenues from contracts with customers		9,145	2,737	219
Corporate And Intersegment Eliminations [Member] | The Americas
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Corporate And Intersegment Eliminations [Member] | Other Countries
Segment Reporting Information [Line Items]
Revenues from contracts with customers		¥ (785)	¥ (1,223)	¥ (109)

[1]	Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.